TYPE                13F-HR
PERIOD              3/31/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year or Quarter ended: March 31,2008

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         MAY 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    $  869,131
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLACUSIP        (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
American Capital StrategCOM         024937104          34,646 1,014,238 SH      SOLE             1,014,238
Americredit Corp.       COM         03060r101           1,044   103,700 SH      SOLE                 2,259      101,441
Annaly Cap Mgmt Inc     COM         035710409          41,646 2,718,414 SH      SOLE             2,718,414
Arthrocare Corp         COM         043136100           5,232   156,871 SH      SOLE               105,144       51,727
Chimera Investment CorpoCOM         16934q109          40,892 3,324,542 SH      SOLE             3,324,542
Corning Inc             PUT         219350955          12,020   500,000 SH  PUT SOLE               500,000
Hansen Natural Corp     COM         411310105          21,308   603,638 SH      SOLE               603,638
Hansen Natural Corp     COM         411310105           3,089    87,507 SH      OTHER     1         87,507
Interwoven Inc          COM NEW     46114t508          35,641 3,337,145 SH      SOLE             3,337,145
IShares Russell 2000 IndRUSSELL 2000464287655         148,185 2,169,935 SH      SOLE             2,169,935
Jos A Bank Clothiers    COM         480838101           3,025   147,553 SH      SOLE                68,296       79,257
Joy Global Inc          PUT         481165958          18,988   291,400 SH  PUT SOLE               291,400
Metropcs Communications,COM         591708102          35,725 2,101,476 SH      SOLE             2,101,476
Nuance Communications   PUT         67020Y950             958    55,000 SH  PUT SOLE                55,000
Open Text Corp          COM         683715106           9,243   295,207 SH      SOLE               295,207
Open Text Corp          COM         683715106           8,770   280,100 SH      OTHER     1        280,100
Powerwave Technologies ICOM         739363109          24,376 9,559,390 SH      SOLE             9,559,390
RealNetworks, Inc.      COM         75605L104          16,739 2,921,262 SH      SOLE             2,921,262
Safeway Inc.            COM NEW     786514208          80,157 2,731,087 SH      SOLE             2,731,087
Sealy Corp              COM         812139301          67,501 8,881,772 SH      SOLE             3,556,667      5,325,105
Sealy Corp              CALL        812139901           2,195   288,800 SH  CALLSOLE               288,800
SPDR Tr                 UNIT SER 1  78462F103          83,192   630,385 SH      SOLE               630,385
Take-Two Interactive SofPUT         874054959           6,569   257,400 SH  PUT SOLE               257,400
Take-Two Interactive SofPUT         874054959          69,562 2,725,800 SH  PUT OTHER     1      2,725,800
Temper-Pedic Intl       COM         88023u101           8,151   741,005 SH      SOLE               357,619      383,386
Wachovia Corp New       PUT         929903952          64,762 2,398,600 SH  PUT SOLE             2,398,600
Wachovia Corp New       PUT         929903952          25,515   945,000 SH  PUT OTHER     1        945,000

 /TEXT
 /DOCUMENT
 /SUBMISSION